PLEDGE OF ASSETS	12 Months Ended
Dec. 31, 2022
PLEDGE OF ASSETS
PLEDGE OF ASSETS

26      PLEDGE OF ASSETS

The Group has pledged various assets as collateral against certain secured borrowings as set out in Note 21. As of December 31, 2022, a summary of these pledged assets was as follows:

	December 31, 2022	December 31, 2021

Carrying value of assets pledged:
Property, plant and equipment (Note 7)	4,967,190	5,680,508
Right-of-use assets (Note 22(a))	241,287	234,369
Intangible assets (Note 6)	1,352,618	1,399,972
Trade and notes receivables (Note 14)	289,110	1,982,986
	6,850,205	9,297,835

As of December 31, 2022, in addition to the loans and borrowings which were secured by the above assets, the current portion of long-term loans and borrowings amounting to RMB1,402 million (December 31, 2021: RMB1,525 million), and the non-current portion of long-term loans and borrowings amounting to RMB6,390 million (December 31, 2021: RMB7,959 million) were secured against the contractual rights of receiving electricity fees from its customers in the future.